CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Statement Of Other Comprehensive Income [Abstract]
Net income	$ 286	$ 488	$ 2,593	$ 112
Unrealized holding (losses) gains on available-for-sale securities	(564)	(115)	498	686
Tax effect	192	39	(169)	(230)
Reclassification adjustment for net gains realized in net income	(16)		(2,122)	(15)
Tax effect	5		721	5
Reclassification adjustment for other than temporary impairment losses on debt securities	20	103	154	204
Tax effect	(7)	(35)	(52)	(69)
Total Other Comprehensive (Loss) Income	(370)	(8)	(970)	581
Comprehensive (Loss) Income	$ (84)	$ 480	$ 1,623	$ 693